RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2012 and 2011, the fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual fund management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2012 and 2011, are as follows:

	2012
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 15	$199,593	$60,961	$138,632
Series 16	346,741	92,076	254,665
Series 17	316,531	82,286	234,245
Series 18	264,840	468,715	(203,875)
Series 19	152,661	34,988	117,673
	$1,280,366	$739,026	$541,340

	2011
	Gross Partnership Management Fee	Asset Management & Reporting Fee	Partnership Management Fee net of Asset Management & Reporting Fee
Series 15	$241,525	$73,850	$167,675
Series 16	459,748	46,239	413,509
Series 17	383,859	66,586	317,273
Series 18	272,587	74,853	197,734
Series 19	184,280	79,999	104,281
	$1,541,999	$341,527	$1,200,472

The partnership management fees paid for the years ended March 31, 2012 and 2011 are as follows:

	2012	2011
Series 15	$465,000	$50,000
Series 16	230,000	200,000
Series 17	245,000	752,500
Series 18	400,000	100,000
Series 19	152,661	184,280
	$1,492,661	$1,286,780

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2012 and 2011, total partnership management fees accrued were $23,715,718 and $23,928,013, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to Operating Partnerships. These advances are included in Accounts payable-affiliates. During the year ended March 31, 2012 there were no advances, however a payment in the amount of $158,334 was paid by Series 18. The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2012 and 2011 are as follows:

	2012	2011
Series 15	$-	$-
Series 16	-	-
Series 17	635,362	635,362
Series 18	-	158,334
Series 19	-	-
	$635,362	$793,696

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in Operating Partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2012 and 2011 charged to each series’ operations are as follows:

	2012	2011
Series 15	$13,372	$17,329
Series 16	15,446	19,100
Series 17	13,880	16,835
Series 18	12,269	13,371
Series 19	12,342	13,456
	$67,309	$80,091

Accounts payable - affiliates at March 31, 2012 and 2011 represents fund management fees and operating limited partnership advances which are payable to Boston Capital Asset Management Limited Partnership.